AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

August 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.2%
Long-Term Municipal Bonds – 97.2%
Pennsylvania – 89.6%
Allegheny County Airport Authority Series 2021-A 5.00%, 01/01/2028	$	1,000	$1,080,803
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2036		1,600	1,673,158
Allentown Neighborhood Improvement Zone Development Authority Series 2022 5.25%, 05/01/2042(a)		500	517,761
Altoona Area School District Series 2018 5.00%, 12/01/2039 (Pre-refunded/ETM)		2,000	2,158,893
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2043		500	507,071
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040		750	699,214
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027		420	441,381
Bucks County Water and Sewer Authority AGM Series 2015-A 5.00%, 12/01/2037		780	819,541
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group) Series 2018-A 5.00%, 11/15/2042		1,000	1,031,681
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043		650	669,847
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.00%, 03/01/2038(a)		345	346,644
City of Erie Higher Education Building Authority (Gannon University) Series 2021 4.00%, 05/01/2036		300	283,987
4.00%, 05/01/2041		250	230,315
City of Philadelphia PA Series 2017 5.00%, 08/01/2031		1,000	1,084,498
City of Philadelphia PA Water & Wastewater Revenue Series 2017-A 5.00%, 10/01/2036		1,700	1,844,750
Series 2018-A 5.00%, 10/01/2048		1,000	1,073,399

	Principal Amount (000)		U.S. $ Value

Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2031	$	2,500	$2,732,219
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018-A 5.00%, 07/01/2034		450	492,093
5.00%, 07/01/2035		750	818,113
5.00%, 07/01/2036		1,000	1,088,604
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046		635	652,886
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038		2,440	2,030,705
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032		1,625	1,607,599
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2033		660	691,058
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2037		1,100	1,134,712
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057		2,000	2,081,815
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045		500	525,005
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035		765	725,694
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2016-B 5.25%, 03/01/2037		520	536,066
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)		270	216,215

	Principal Amount (000)		U.S. $ Value

Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012-A 5.00%, 11/01/2032	$	2,000	$2,005,465
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 3.00%, 01/01/2025		1,020	1,011,579
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 4.00%, 04/15/2040		670	648,471
Series 2022-C 2.37% (MUNIPSA + 0.70%), 11/15/2047(b)		1,000	967,598
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2017 4.00%, 08/15/2042		1,000	961,065
Series 2022 4.00%, 08/15/2036		1,125	1,108,783
Pennsylvania State University (The) Series 2020-A 4.00%, 09/01/2050		500	482,558
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036		1,000	1,056,947
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018-B 5.00%, 12/01/2038		1,000	1,076,393
5.00%, 12/01/2043		1,000	1,056,011
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040		400	403,298
Philadelphia Authority for Industrial Development (MaST Community Charter School II) Series 2020 5.00%, 08/01/2030		410	425,308
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030		260	269,697
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056		500	387,343

	Principal Amount (000)		U.S. $ Value

Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	$	1,000	$1,002,913
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education) Series 2016-2 5.00%, 04/01/2029		1,000	1,052,270
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044		750	788,548
Scranton School District/PA Series 2017-E 5.00%, 12/01/2033		500	545,169
5.00%, 12/01/2034		800	868,675
5.00%, 12/01/2035		500	541,764
State Public School Building Authority AGM Series 2016 5.00%, 12/01/2029 (Pre-refunded/ETM)		135	148,467
5.00%, 12/01/2029		865	934,607
Susquehanna Area Regional Airport Authority Series 2017 5.00%, 01/01/2035		1,000	1,032,420

			48,571,076

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		135	155,499

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)		100	107,610

Colorado – 0.4%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032		215	214,486

Guam – 1.7%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036		100	86,252
Series 2023 5.25%, 10/01/2031(c)		100	100,964
Guam Power Authority Series 2017-A 5.00%, 10/01/2036		120	125,511
5.00%, 10/01/2040		525	545,458
Territory of Guam Series 2019 5.00%, 11/15/2031		90	91,726

			949,911

	Principal Amount (000)		U.S. $ Value

Kentucky – 0.6%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2041	$	315	$319,298

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036		35	36,071

New Jersey – 0.8%
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046		425	428,133

New York – 1.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)		185	190,551
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050		500	591,107

			781,658

Puerto Rico – 1.9%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033		100	56,763
4.00%, 07/01/2033		100	93,460
5.25%, 07/01/2023		15	15,224
5.625%, 07/01/2029		100	107,519
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		100	101,229
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026		250	259,035
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029		100	76,472
Series 2019-A 4.329%, 07/01/2040		65	63,100
5.00%, 07/01/2058		250	241,902

			1,014,704

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	$ 120	$120,264

Total Municipal Obligations (cost $54,742,387)		52,698,710

	Shares

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(d) (e) (f) (cost $994,917)	994,917	994,917

Total Investments – 99.0% (cost $55,737,304)(g)		53,693,627
Other assets less liabilities – 1.0%		526,245

Net Assets – 100.0%		$54,219,872

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	435	01/15/2025	2.565%	CPI#	Maturity	$44,331	$—	$44,331
USD	218	01/15/2025	2.613%	CPI#	Maturity	21,804	—	21,804
USD	217	01/15/2025	2.585%	CPI#	Maturity	21,942	—	21,942
USD	120	01/15/2025	4.028%	CPI#	Maturity	5,097	—	5,097
USD	820	01/15/2026	CPI#	3.765%	Maturity	(37,034)	—	(37,034)
USD	650	01/15/2027	CPI#	3.320%	Maturity	(40,573)	—	(40,573)
USD	620	01/15/2027	CPI#	3.466%	Maturity	(33,103)	(738)	(32,365)
USD	490	01/15/2027	CPI#	3.323%	Maturity	(30,495)	—	(30,495)
USD	1,970	01/15/2028	1.230%	CPI#	Maturity	391,594	—	391,594
USD	1,460	01/15/2028	0.735%	CPI#	Maturity	342,784	—	342,784
USD	1,810	01/15/2029	CPI#	3.331%	Maturity	(82,500)	—	(82,500)
USD	740	01/15/2029	CPI#	3.735%	Maturity	(8,524)	—	(8,524)
USD	240	01/15/2029	CPI#	3.408%	Maturity	(9,398)	—	(9,398)
USD	170	01/15/2030	1.572%	CPI#	Maturity	32,441	—	32,441
USD	170	01/15/2030	1.587%	CPI#	Maturity	32,205	—	32,205
USD	400	01/15/2031	2.782%	CPI#	Maturity	34,386	—	34,386
USD	340	01/15/2031	2.680%	CPI#	Maturity	32,683	—	32,683
USD	300	01/15/2031	2.989%	CPI#	Maturity	19,533	—	19,533
USD	290	01/15/2032	CPI#	3.064%	Maturity	(15,235)	—	(15,235)
USD	140	04/15/2032	CPI#	2.909%	Maturity	(9,254)	—	(9,254)

						$712,684	$(738)	$713,422

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,700	01/15/2027	1 Day SOFR	2.227%	Annual	$(88,745)	$—	$(88,745)
USD	1,100	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	116,583	—	116,583
USD	1,250	01/15/2031	1.2405%	3 Month LIBOR	Semi-Annual/ Quarterly	184,191	—	184,191
USD	1,650	04/15/2032	1.2835%	1 Day SOFR	Annual	227,976	—	227,976
USD	800	02/15/2041	1 Day SOFR	1.7695%	Annual	(126,912)	—	(126,912)
USD	380	02/15/2041	1 Day SOFR	1.715%	Annual	(63,339)	—	(63,339)

						$249,754	$—	$249,754

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,140	10/09/2029	1.125%	SIFMA*	Quarterly	$102,682	$—	$102,682

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the aggregate market value of these securities amounted to $2,657,457 or 4.9% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2022.
(c)	When-Issued or delayed delivery security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,081,471 and gross unrealized depreciation of investments was $(3,059,290), resulting in net unrealized depreciation of $(977,819).

As of August 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.8% and 0.3%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Municipal Income Fund II

AB Pennsylvania Portfolio

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$52,698,710	$—	$52,698,710
Short-Term Investments	994,917	—	—	994,917

Total Investments in Securities	994,917	52,698,710	—	53,693,627
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	978,800	—	978,800
Centrally Cleared Interest Rate Swaps	—	528,750	—	528,750
Interest Rate Swaps	—	102,682	—	102,682
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(266,116)	—	(266,116)
Centrally Cleared Interest Rate Swaps	—	(278,996)	—	(278,996)

Total	$994,917	$53,763,830	$—	$54,758,747

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2022 is as follows:

Fund	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$357	$3,096	$2,458	$995	$2